Goodwill and Other Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Impairment in goodwill	$ 320	$ 642
Amortization of intangible assets					$ 62	$ 37
Successor [Member]
Goodwill [Line Items]
Amortization of intangible assets			$ 11
Predecessor [Member]
Goodwill [Line Items]
Amortization of intangible assets				$ 3
Customer Relations And Supply Agreements [Member]
Goodwill [Line Items]
Remaining amortization period					9 years
Favorable leasehold arrangements, net [Member]
Goodwill [Line Items]
Remaining amortization period					12 years
Other Intangible Assets [Member]
Goodwill [Line Items]
Remaining amortization period					12 years
Deferred Loan Origination Costs
Goodwill [Line Items]
Remaining amortization period					3 years